Land use rights, net (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) - Land Use Rights [Member] ¥ in Thousands	Dec. 31, 2019 CNY (¥)
2020	¥ 48,096
2021	48,096
2022	48,096
2023	48,096
2024	¥ 48,096